Warrants	12 Months Ended
Dec. 31, 2017
Warrants and Rights Note Disclosure [Abstract]
Warrants
Warrants

May Investor Warrant

We granted warrants (the "May Investor Warrants") on January 30, 2009 under anti-dilution provisions applicable to certain investors (the "May Investors") in our May 2008 private placement capital raise.

During the year ended December 31, 2017, a total of 237,627 May Investor Warrants were exercised, resulting in the net issuance of 154,313 shares of Common Stock. As of December 31, 2017, there are no remaining May Investor Warrants outstanding and the related liability is reduced to zero. At December 31, 2016, the liability was $4 million. For further information, see Note 22 - Fair Value Measurements.

TARP Warrant

On January 30, 2009, in conjunction with the sale of 266,657 shares of TARP Preferred, we issued a warrant to purchase up to approximately 645,138 shares of Common Stock at an exercise price of $62.00 per share (the "Warrant").

The Warrant is exercisable through January 30, 2019 and remains outstanding.
Stock-Based Compensation

Our board of directors participates in various stock option plans and incentive compensation plans. Certain key employees, officers, directors and others are eligible to receive stock awards. Awards that may be granted under the plan include stock options, incentive stock options, cash-settled stock appreciation rights, restricted stock units, performance shares and performance units and other awards. Under the current plan, the exercise price of any award granted must be at least equal to the fair market value of common stock on the date of grant. Non-qualified stock options granted to directors expire 5 years from the date of grant. Grants other than non-qualified stock options have term limits set by the board of directors in the applicable agreement. Stock appreciation rights generally expire 7 years from the date of grant. Awards still outstanding under any of the prior plans will continue to be governed by their respective terms.

During the years ended December 31, 2017, 2016 and 2015, compensation expense recognized related to stock-based compensation totaled $11 million, $11 million and $3 million, respectively.

Stock Options

The following tables summarize the activity that occurred in the years ended December 31:

	Number of Shares
	2017 (1)	2016	2015
Options outstanding, beginning of year	45,791	53,284	63,598
Options canceled, forfeited and expired	(5,073)	(7,493)	(10,314)
Options outstanding, end of year	40,718	45,791	53,284
Options vested or expected to vest, end of year	40,718	45,791	53,284
Options exercisable, end of year	20,286	23,576	27,197

	Weighted Average Exercise Price
	2017 (1)	2016	2015
Options outstanding, beginning of year	$80.00	$80.00	$94.33
Options canceled, forfeited and expired	80.00	80.00	168.34
Options outstanding, end of year	$80.00	$80.00	$80.00
Options vested or expected to vest, end of year	$80.00	$80.00	$80.00
Options exercisable, end of year	$80.00	$80.00	$80.00

(1)	All outstanding options at December 31, 2017 are vested or expected to vest and have a weighted average remaining contractual life of 2.1 years.

The total intrinsic value of options exercised during the years ended December 31, 2017, 2016 and 2015, was zero. Additionally, there was no aggregate intrinsic value of options outstanding and exercised at December 31, 2017, 2016 and 2015.

Restricted Stock and Restricted Stock Units

We have issued restricted stock units to officers, directors and certain employees. Restricted stock units generally will vest in 3 increments on each annual anniversary of the date of grant beginning with the first anniversary subject to service and performance conditions.

On October 20, 2015, our Board approved and adopted the Flagstar Bancorp, Inc. Executive Long-Term Incentive Program ("ExLTIP"). The ExLTIP provides for payouts to certain executives only if our stock achieves and sustains a specified market performance within ten years of the grant date. The ExLTIP awards were made in the form of restricted stock units under and subject to the terms of the 2016 Flagstar Bancorp, Inc. Stock and Incentive Plan, which was approved at the May 24, 2016 annual shareholder meeting. If vested, the restricted stock units would pay out in five installments, subject to a quality review.

At December 31, 2017, the maximum number of shares of common stock that may be issued were 2,132,452 shares. The total fair value of awards vested during the years ended December 31, 2017, 2016, 2015 was $7 million, $3 million, and $2 million, respectively. As of December 31, 2017, the total unrecognized compensation cost related to non-vested awards was $12 million with a weighted average expense recognition period of 2.5 years.

The following table summarizes restricted stock activity:

	For the Years Ended December 31,
	2017		2016		2015
	Shares	Weighted — Average Grant-Date Fair Value per Share	Shares	Weighted — Average Grant-Date Fair Value per Share	Shares	Weighted — Average Grant-Date Fair Value per Share
Restricted Stock and Restricted Stock Units
Non-vested balance at beginning of period	1,461,910	$17.68	1,299,985	$16.36	233,691	$17.21
Granted	357,058	28.06	310,209	22.97	1,325,134	16.11
Vested	(385,454)	17.36	(134,767)	15.78	(152,220)	15.25
Canceled and forfeited	(143,064)	18.89	(13,517)	17.24	(106,620)	18.46
Non-vested balance at end of period	1,290,450	$20.52	1,461,910	$17.68	1,299,985	$16.36

2017 Employee Stock Purchase Plan

The Employee Stock Purchase Plan ("2017 ESPP") was approved on March 20, 2017 by our Board of Directors ("the Board") and on May 23, 2017 by our shareholders. The 2017 ESPP became effective July 1, 2017 and will remain effective until terminated by the Board. A total of 800,000 shares of the Company’s common stock are reserved and authorized for issuance for purchase under the 2017 ESPP. During the year ended December 31, 2017, 48,032 shares were issued under the 2017 ESPP and our associated compensation expense was de minimis.

Incentive Compensation Plans

We had an expense of $33 million, $33 million and $30 million for the years ended December 31, 2017, 2016 and 2015, respectively, for annual employee incentive payments and commission based payments.